Interim Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Nov. 30, 2023	Aug. 31, 2023
Current assets
Cash	$ 8,327	$ 7,629
Amounts receivable	2,062	3,140
Prepayments and other assets	1,384	1,463
Inventories	5,408	4,961
Total current assets	17,181	17,193
Other long-term assets	3,234	2,948
Mineral property, plant and equipment	66,648	64,059
Total assets	87,063	84,200
Current liabilities
Amounts payable and accrued liabilities	12,972	11,571
Income tax payable	670	1,081
Current portion of deferred revenue	2,108	1,549
Current portion of lease liabilities	51	65
Derivative financial instrument liabilities	3,345	3,544
Total current liabilities	19,146	17,810
Lease liabilities	27	36
Deferred revenue	309	178
Deferred income tax liability	5,186	4,287
Provision for reclamation	860	833
Total liabilities	25,528	23,144
Equity
Share capital	165,458	164,816
Share-based payments reserve	8,683	8,807
Warrants reserve	1,700	1,700
Accumulated deficit	(122,389)	(121,423)
Equity attributable to shareholders	53,452	53,900
Non-controlling interest	8,083	7,156
Total equity	61,535	61,056
Total equity and liabilities	$ 87,063	$ 84,200